Goodwill and Intangible Assets, net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 1.2	$ 0.5	$ 0.5
Future amortization expense for 2022	$ 1.8